SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (278,471)	$ (163,981)
Plant and equipment, net	279,518	300,966
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvement	68,466	47,922
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvement	45,206	43,286
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvement	28,246
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvement	$ 416,071	$ 373,739